Consortia (partnerships) in E&P activities (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2023
Consortia Partnerships In Ep Activities
Additions and write-offs		$ 62
Payment adjustment agreement	$ 56